Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net	Goodwill and Intangible Assets, Net
Goodwill
The changes in the carrying amounts of goodwill are as follows:

Balance at January 1, 2020	$18,101
Balance at December 31, 2020	18,101
Acquisition of Chaikin	5,187
Balance at December 31, 2021	$23,288
Intangible assets, net
Intangible assets, net consisted of the following as of the dates indicated:

	December 31, 2021
	Cost	Accumulated Amortization	Net Book Value	Weighted-Average Remaining Useful Life (in years)
Finite-lived intangible assets:
Customer relationships	$12,368	$(8,105)	$4,263	4.4
Tradenames	3,578	(1,838)	$1,740	5.3
Capitalized software development costs	2,866	(1,344)	1,522	3.1
Finite-lived intangible assets, net	18,812	(11,287)	7,525

Indefinite-lived intangible assets:
Cryptocurrencies	—	—	—
Internet domain names	1,087	—	1,087
Indefinite-lived intangible assets, net	1,087	—	1,087
Intangible assets, net	$19,899	$(11,287)	$8,612

	December 31, 2020
	Cost	Accumulated Amortization	Net Book Value	Weighted-Average Remaining Useful Life (in years)
Finite-lived intangible assets:
Customer relationships	$8,705	$(6,675)	$2,030	2.7
Tradenames	2,921	(1,433)	1,488	4.9
Capitalized software development costs	2,495	(934)	1,561	3.8
Finite-lived intangible assets, net	14,121	(9,042)	5,079

Indefinite-lived intangible assets:
Cryptocurrencies	4	—	4
Internet domain names	195	—	195
Indefinite-lived intangible assets, net	199	—	199
Intangible assets, net	$14,320	$(9,042)	$5,278
We recorded amortization expense related to finite-lived intangible assets of $2,245, $2,102 and $1,710 for the years ended December 31, 2021, 2020 and 2019, respectively, within depreciation and amortization in the accompanying consolidated statement of operations. These amounts include amortization of capitalized software development costs of $410, $415 and $130 for the years ended December 31, 2021, 2020 and 2019, respectively.
We recorded additions to capitalized software development costs of $370, $0 and $752 for the years ended December 31, 2021, 2020 and 2019, respectively. This amount includes acquired software of $247, $0 and $0 for the years ended December 31, 2021, 2020 and 2019, respectively.
As of December 31, 2021, the total expected future amortization expense for finite-lived intangible assets is as follows:

2022	$2,120
2023	1,961
2024	1,470
2025	1,013
2026	711
Thereafter	250
Finite-lived intangible assets, net	$7,525